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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment            [_] Amendment Number : _________________
This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Consolidated Investment Group LLC
Address: 18 Inverness Place East
         Englewood,CO 80112

Form 13F File Number: 028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Merage
Title:   Manager, Chief Executive Officer and President

Phone:   (303) 789-2664


Signature, Place, and Date of Signing:

   /s/ David Merage             Englewood, CO             October 24, 2012
______________________    ________________________    _______________________
      (Signature)               (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: 159,182     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE
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

              COLUMN 1         COLUMN 2      COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
----------------------------  ----------    ----------   ----------    ----------       ----------  ----------  --------------------
                                                                                                                  VOTING AUTHORITY
                                                                                                                --------------------
                                TITLE OF                   VALUE     SHRS OR   SH/  PUT/ INVESTMENT   OTHER
        NAME OF ISSUER           CLASS        CUSIP       (X1000)    PRN AMT   PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED NONE
----------------------------  ----------    ----------   ---------   --------- ---  ---- ---------- --------- --------  ------ ----
ALCOA INC                          COM       013817101         232      23,041  SH          SOLE                23,041     0     0
BANK OF AMERICA CORPORATION        COM       060505104       1,471     102,334  SH          SOLE               102,334     0     0
BLACKSTONE GROUP L P          COM UNIT LTD   09253U108       1,209     126,429  SH          SOLE               126,429     0     0
BOEING CO                          COM       097023105       2,023      32,247  SH          SOLE                32,247     0     0
CISCO SYS INC                      COM       17275R102       2,398     112,530  SH          SOLE               112,530     0     0
CITIGROUP INC                      COM       172967101         673     178,948  SH          SOLE               178,948     0     0
DELL INC                           COM       24702R101         416      34,480  SH          SOLE                34,480     0     0
FEDEX CORP                         COM       31428X106         935      13,335  SH          SOLE                13,335     0     0
FORD MTR CO DEL              COM PAR $0.01   345370860       1,118     110,902  SH          SOLE               110,902     0     0
GENERAL ELECTRIC CO                COM       369604103       1,842     127,712  SH          SOLE               127,712     0     0
GOLDMAN SACHS GROUP INC            COM       38141G104       1,176       8,960  SH          SOLE                 8,960     0     0
GOOGLE INC                        CL A       38259P508         808       1,815  SH          SOLE                 1,815     0     0
HOME DEPOT INC                     COM       437076102       2,271      80,905  SH          SOLE                80,905     0     0
ISHARES INC                    MSCI GERMAN   464286806       4,757     254,224  SH          SOLE               254,224     0     0
ISHARES INC                    MSCI JAPAN    464286848       3,388     368,248  SH          SOLE               368,248     0     0
ISHARES TR                   DJ OIL&GAS EXP  464288851         240       5,000  SH          SOLE                 5,000     0     0
ISHARES TR INDEX              MSCI EAFE IDX  464287465      24,343     523,394  SH          SOLE               523,394     0     0
ISHARES TR INDEX             MSCI EMERG MKT  464287234         310       8,316  SH          SOLE                 8,316     0     0
ISHARES TR INDEX              RUSSELL 1000   464287622       1,125      19,690  SH          SOLE                19,690     0     0
ISHARES TR INDEX              RUSSELL 2000   464287655         545       8,911  SH          SOLE                 8,911     0     0
ISHARES TR INDEX              RUSSELL 3000   464287689       6,467     105,874  SH          SOLE               105,874     0     0
ISHARES TR INDEX             RUSSELL MCP GR  464287481         790      18,080  SH          SOLE                18,080     0     0
ISHARES TR INDEX             RUSSELL MIDCAP  464287499         638       7,938  SH          SOLE                 7,938     0     0
ISHARES TR INDEX               S&P500 GRW    464287309       3,837      72,482  SH          SOLE                72,482     0     0
JPMORGAN CHASE & CO                COM       46625H100         292       7,988  SH          SOLE                 7,988     0     0
LOWES COS INC                      COM       548661107       1,103      54,032  SH          SOLE                54,032     0     0
MGM MIRAGE                         COM       552953101         808      83,834  SH          SOLE                83,834     0     0
NORDSTROM INC                      COM       655664100       1,646      51,133  SH          SOLE                51,133     0     0
NORFOLK SOUTHERN CORP              COM       655844108       1,676      31,600  SH          SOLE                31,600     0     0
POWERSHARES QQQ TRUST          UNIT SER 1    73935A104      13,419     314,179  SH          SOLE               314,179     0     0
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y605       1,152      83,405  SH          SOLE                83,405     0     0
SPDR S&P 500 ETF TR          UNIT SER 1 S&P  78462F103      67,854     657,377  SH          SOLE               657,377     0     0
STARBUCKS CORP                     COM       855244109       4,178     171,940  SH          SOLE               171,940     0     0
TOYOTA MOTOR CORP            SP ADR REP2COM  892331307       1,536      22,398  SH          SOLE                22,398     0     0
UBS AG                           SHS NEW     H89231338         504      38,157  SH          SOLE                38,157     0     0
ZIMMER HLDGS INC                   COM       98956P102       2,002      37,031  SH          SOLE                37,031     0     0
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